Pensions and other post-retirement benefits - Analysis of the amounts charged to profit (loss), recognized in other comprehensive income, and movement in obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of the amount charged to profit or loss
Current service cost	$ 293	$ 268	$ 372
Past service cost	(1)	7	1
Settlement	(1)	3	(12)
Operating charge relating to defined benefit plans	291	278	361
Post-employment benefit expense, defined contribution plans	396	333	284
Employee Benefit, Expense	687	611	645
Interest income on plan assets	(1,604)	(1,667)	(961)
Interest cost	1,436	1,426	892
Other finance (income) expense	(168)	(241)	(69)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(2,479)	(522)	(15,194)
Change in financial assumptions underlying the present value of the plan liabilities	1,954	(1,153)	15,850
Change in demographic assumptions underlying the present value of the plan liabilities	189	(227)	18
Experience gains and losses arising on the plan liabilities	(24)	(360)	(334)
Remeasurements recognized in other comprehensive income (liabilities) assets	(360)	(2,262)	340
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	291	278	361
Interest Expense, Net Defined Benefit Liability	1,436	1,426	892
Interest income on plan assets	(1,604)	(1,667)	(961)
Remeasurements recognized in other comprehensive income (liabilities) assets	(360)	(2,262)	340
Plan assets, at fair value, beginning of period	34,816	33,527
Plan assets, at fair value, end of period	31,441	34,816	33,527
Surplus (deficit) at 31 December	2,584	2,492
Surplus (deficit) in plan, asset recognized	7,457	7,948
Surplus (deficit) in plan, liability recognized	(4,873)	(5,456)
Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	69	42	74
Surplus (deficit) at 31 December	7,401	7,897
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	4,817	5,405
Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	291	278
Interest cost	1,436	1,426
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,119)	1,740
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(32,324)	(29,502)
Exchange adjustments (liabilities) assets	(773)	1,301
Operating charge relating to defined benefit plans	291	278
Interest Expense, Net Defined Benefit Liability	1,436	1,426
Contributions by plan participants (liabilities) assets	16	13
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		14
Disposals of (benefit obligations) and fair value of plan asset	2
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,119)	1,740
Net defined benefit liability (asset), end of period	(28,857)	(32,324)	(29,502)
Net defined benefit liability (asset)	28,857	32,324	29,502
Settlement payments in respect of net defined benefit liabilities (assets)	1,907	1,858
Payments in respect of settlements, net defined benefit liability (asset)	352	10
Expenses incurred for administration of the benefits	57	54
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(26,919)
Benefit payments (liabilities) assets	1,912	1,493
Net defined benefit liability (asset), end of period	(24,040)	(26,919)
Net defined benefit liability (asset)	24,040	26,919
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,405)
Benefit payments (liabilities) assets	404	429
Net defined benefit liability (asset), end of period	(4,817)	(5,405)
Net defined benefit liability (asset)	4,817	5,405
Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(1,604)	(1,667)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,479)	(522)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	(673)	1,582
Interest income on plan assets	(1,604)	(1,667)
Contributions by plan participants (liabilities) assets	16	13
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,479)	(522)
Plan assets, at fair value, beginning of period	34,816	(33,527)
Plan assets, at fair value, end of period	31,441	34,816	(33,527)
Surplus (deficit) at 31 December	2,584	2,492
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	69	42
Benefit payments (liabilities) assets	(1,912)	(1,493)
United Kingdom
Analysis of the amount charged to profit or loss
Current service cost	48	44	41
Past service cost	0	4	23
Settlement	(1)	0	(8)
Operating charge relating to defined benefit plans	47	48	56
Post-employment benefit expense, defined contribution plans	161	132	110
Employee Benefit, Expense	208	180	166
Interest income on plan assets	(1,218)	(1,259)	(694)
Interest cost	909	869	529
Other finance (income) expense	(309)	(390)	(165)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(2,388)	(677)	(12,955)
Change in financial assumptions underlying the present value of the plan liabilities	1,496	(649)	11,531
Change in demographic assumptions underlying the present value of the plan liabilities	194	(230)	47
Experience gains and losses arising on the plan liabilities	15	(320)	(146)
Remeasurements recognized in other comprehensive income (liabilities) assets	(683)	(1,876)	(1,523)
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	47	48	56
Interest Expense, Net Defined Benefit Liability	909	869	529
Interest income on plan assets	(1,218)	(1,259)	(694)
Remeasurements recognized in other comprehensive income (liabilities) assets	(683)	(1,876)	(1,523)
Plan assets, at fair value, beginning of period	26,046	25,047
Plan assets, at fair value, end of period	23,266	26,046	25,047
Surplus (deficit) at 31 December	5,942	6,467
Surplus (deficit) in plan, asset recognized	6,083	6,631
Surplus (deficit) in plan, liability recognized	(141)	(164)
United Kingdom | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	6,083	6,631
United Kingdom | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	141	164
United Kingdom | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	47	48
Interest cost	909	869
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,705)	1,199
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(19,579)	(17,480)
Exchange adjustments (liabilities) assets	(352)	1,056
Operating charge relating to defined benefit plans	47	48
Interest Expense, Net Defined Benefit Liability	909	869
Contributions by plan participants (liabilities) assets	7	6
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,705)	1,199
Net defined benefit liability (asset), end of period	(17,324)	(19,579)	(17,480)
Net defined benefit liability (asset)	17,324	19,579	17,480
United Kingdom | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(19,415)
Benefit payments (liabilities) assets	1,153	1,071
Net defined benefit liability (asset), end of period	(17,183)	(19,415)
Net defined benefit liability (asset)	17,183	19,415
United Kingdom | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(164)
Benefit payments (liabilities) assets	8	8
Net defined benefit liability (asset), end of period	(141)	(164)
Net defined benefit liability (asset)	141	164
United Kingdom | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(1,218)	(1,259)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,388)	(677)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	(473)	1,462
Interest income on plan assets	(1,218)	(1,259)
Contributions by plan participants (liabilities) assets	7	6
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,388)	(677)
Plan assets, at fair value, beginning of period	26,046	(25,047)
Plan assets, at fair value, end of period	23,266	26,046	(25,047)
Surplus (deficit) at 31 December	5,942	6,467
United Kingdom | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	9	20
Benefit payments (liabilities) assets	(1,153)	(1,071)
US
Analysis of the amount charged to profit or loss
Current service cost	160	156	219
Past service cost	0	0	0
Settlement	0	0	0
Operating charge relating to defined benefit plans	160	156	219
Post-employment benefit expense, defined contribution plans	192	158	132
Employee Benefit, Expense	352	314	351
Interest income on plan assets	(267)	(274)	(189)
Interest cost	283	297	217
Other finance (income) expense	16	23	28
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(239)	45	(1,581)
Change in financial assumptions underlying the present value of the plan liabilities	403	28	2,195
Change in demographic assumptions underlying the present value of the plan liabilities	(8)	(5)	0
Experience gains and losses arising on the plan liabilities	(34)	45	(15)
Remeasurements recognized in other comprehensive income (liabilities) assets	122	113	599
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	160	156	219
Interest Expense, Net Defined Benefit Liability	283	297	217
Interest income on plan assets	(267)	(274)	(189)
Remeasurements recognized in other comprehensive income (liabilities) assets	122	113	599
Plan assets, at fair value, beginning of period	5,474	5,417
Plan assets, at fair value, end of period	5,259	5,474	5,417
Surplus (deficit) at 31 December	(265)	(363)
Surplus (deficit) in plan, asset recognized	1,009	1,133
Surplus (deficit) in plan, liability recognized	(1,274)	(1,496)
US | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	1,009	1,133
US | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	1,274	1,496
US | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	160	156
Interest cost	283	297
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(361)	(68)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,837)	(5,880)
Exchange adjustments (liabilities) assets	0	0
Operating charge relating to defined benefit plans	160	156
Interest Expense, Net Defined Benefit Liability	283	297
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(361)	(68)
Net defined benefit liability (asset), end of period	(5,524)	(5,837)	(5,880)
Net defined benefit liability (asset)	5,524	5,837	5,880
US | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,527)
Net defined benefit liability (asset), end of period	(4,428)	(4,527)
Net defined benefit liability (asset)	4,428	4,527
US | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,310)
Net defined benefit liability (asset), end of period	(1,096)	(1,310)
Net defined benefit liability (asset)	1,096	1,310
US | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,341)
Benefit payments (liabilities) assets	243	262
Net defined benefit liability (asset), end of period	(4,250)	(4,341)
Net defined benefit liability (asset)	4,250	4,341
US | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,496)
Benefit payments (liabilities) assets	152	166
Net defined benefit liability (asset), end of period	(1,274)	(1,496)
Net defined benefit liability (asset)	1,274	1,496
US | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(267)	(274)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(239)	45
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	(267)	(274)
Contributions by plan participants (liabilities) assets	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(239)	45
Plan assets, at fair value, beginning of period	5,474	(5,417)
Plan assets, at fair value, end of period	5,259	5,474	(5,417)
Surplus (deficit) at 31 December	(265)	(363)
US | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	0	0
Benefit payments (liabilities) assets	(243)	(262)
Eurozone
Analysis of the amount charged to profit or loss
Current service cost	62	47	87
Past service cost	(1)	5	(1)
Settlement	0	0	0
Operating charge relating to defined benefit plans	61	52	86
Post-employment benefit expense, defined contribution plans	8	7	6
Employee Benefit, Expense	69	59	92
Interest income on plan assets	(70)	(78)	(34)
Interest cost	184	194	85
Other finance (income) expense	114	116	51
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	65	82	(507)
Change in financial assumptions underlying the present value of the plan liabilities	103	(508)	1,903
Change in demographic assumptions underlying the present value of the plan liabilities	1	8	(14)
Experience gains and losses arising on the plan liabilities	2	(84)	(159)
Remeasurements recognized in other comprehensive income (liabilities) assets	171	(502)	1,223
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	61	52	86
Interest Expense, Net Defined Benefit Liability	184	194	85
Interest income on plan assets	(70)	(78)	(34)
Remeasurements recognized in other comprehensive income (liabilities) assets	171	(502)	1,223
Plan assets, at fair value, beginning of period	2,052	1,877
Plan assets, at fair value, end of period	2,007	2,052	1,877
Surplus (deficit) at 31 December	(2,995)	(3,485)
Surplus (deficit) in plan, asset recognized	273	120
Surplus (deficit) in plan, liability recognized	(3,268)	(3,605)
Eurozone | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	261	104
Eurozone | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	3,256	3,589
Eurozone | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	61	52
Interest cost	184	194
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(106)	584
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,537)	(4,799)
Exchange adjustments (liabilities) assets	(355)	215
Operating charge relating to defined benefit plans	61	52
Interest Expense, Net Defined Benefit Liability	184	194
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(106)	584
Net defined benefit liability (asset), end of period	(5,002)	(5,537)	(4,799)
Net defined benefit liability (asset)	5,002	5,537	4,799
Eurozone | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,948)
Benefit payments (liabilities) assets	89	79
Net defined benefit liability (asset), end of period	(1,746)	(1,948)
Net defined benefit liability (asset)	1,746	1,948
Eurozone | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(3,589)
Benefit payments (liabilities) assets	232	230
Net defined benefit liability (asset), end of period	(3,256)	(3,589)
Net defined benefit liability (asset)	3,256	3,589
Eurozone | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(70)	(78)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	65	82
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	(139)	81
Interest income on plan assets	(70)	(78)
Contributions by plan participants (liabilities) assets	2	2
Remeasurements recognized in other comprehensive income (liabilities) assets	65	82
Plan assets, at fair value, beginning of period	2,052	(1,877)
Plan assets, at fair value, end of period	2,007	2,052	(1,877)
Surplus (deficit) at 31 December	(2,995)	(3,485)
Eurozone | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	46	11
Benefit payments (liabilities) assets	(89)	(79)
Other
Analysis of the amount charged to profit or loss
Current service cost	23	21	25
Past service cost	0	(2)	(21)
Settlement	0	3	(4)
Operating charge relating to defined benefit plans	23	22	0
Post-employment benefit expense, defined contribution plans	35	36	36
Employee Benefit, Expense	58	58	36
Interest income on plan assets	(49)	(56)	(44)
Interest cost	60	66	61
Other finance (income) expense	11	10	17
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	83	28	(151)
Change in financial assumptions underlying the present value of the plan liabilities	(48)	(24)	221
Change in demographic assumptions underlying the present value of the plan liabilities	2	0	(15)
Experience gains and losses arising on the plan liabilities	(7)	(1)	(14)
Remeasurements recognized in other comprehensive income (liabilities) assets	30	3	41
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	23	22	0
Interest Expense, Net Defined Benefit Liability	60	66	61
Interest income on plan assets	(49)	(56)	(44)
Remeasurements recognized in other comprehensive income (liabilities) assets	30	3	41
Plan assets, at fair value, beginning of period	1,244	1,186
Plan assets, at fair value, end of period	909	1,244	1,186
Surplus (deficit) at 31 December	(98)	(127)
Surplus (deficit) in plan, asset recognized	92	64
Surplus (deficit) in plan, liability recognized	(190)	(191)
Other | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	48	29
Other | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	146	156
Other | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	23	22
Interest cost	60	66
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	53	25
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,371)	(1,343)
Exchange adjustments (liabilities) assets	(66)	30
Operating charge relating to defined benefit plans	23	22
Interest Expense, Net Defined Benefit Liability	60	66
Contributions by plan participants (liabilities) assets	7	5
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		14
Disposals of (benefit obligations) and fair value of plan asset	2
Remeasurements recognized in other comprehensive income (liabilities) assets	53	25
Net defined benefit liability (asset), end of period	(1,007)	(1,371)	(1,343)
Net defined benefit liability (asset)	1,007	1,371	1,343
Other | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,215)
Benefit payments (liabilities) assets	427	81
Net defined benefit liability (asset), end of period	(861)	(1,215)
Net defined benefit liability (asset)	861	1,215
Other | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(156)
Benefit payments (liabilities) assets	12	25
Net defined benefit liability (asset), end of period	(146)	(156)
Net defined benefit liability (asset)	146	156
Other | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(49)	(56)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	83	28
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	(61)	39
Interest income on plan assets	(49)	(56)
Contributions by plan participants (liabilities) assets	7	5
Remeasurements recognized in other comprehensive income (liabilities) assets	83	28
Plan assets, at fair value, beginning of period	1,244	(1,186)
Plan assets, at fair value, end of period	909	1,244	(1,186)
Surplus (deficit) at 31 December	(98)	(127)
Other | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	14	11
Benefit payments (liabilities) assets	(427)	(81)
Rest of world reported through UK [Member]
Analysis of the amount charged to profit or loss
Current service cost	10	10	11
Movements in benefit obligation and fair value of plan assets during the year
Expenses incurred for administration of the benefits	38	34	$ 30
FRANCE
Analysis of the amount charged to profit or loss
Past service cost		5
Germany | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(3,393)
Net defined benefit liability (asset), end of period	(3,086)	(3,393)
Net defined benefit liability (asset)	$ 3,086	$ 3,393